BlackRock Health Sciences Term Trust

G.1.b. iv.

There was (i) one inadvertent late Form 4 filed in February 2024 for Erin Xie, a portfolio manager of the fund, (ii) one inadvertent late Form 4 filed in April 2024 for Kyle McClements, a portfolio manager of the fund, and (iii) one inadvertent late Form 4 filed in October 2024 for Christopher Accettella, a portfolio manager of the fund.